Long-term debt (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Long-term debt (Details)
2022	$ 104,167
2023	146,481
2024	142,037
2025	137,593
2026	133,148
2027 To 2031	534,907
Total Principal And Interest Payments	1,198,333
Less Interest	$ (198,333)
Total Principal Remaining		$ 1,000,000
Current Portion Of Lease Obligations		64,815
Non-current Portion Of Lease Obligations		$ 935,185	$ 1,401,847